FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Derivatives outstanding by type of contract, classified (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Current assets	R$ 484,043	R$ 260,273
Non-current assets	857,377	838,699
Current liabilities	(1,991,118)	(893,413)
Non-current liabilities	(6,126,282)	(2,024,500)
Total, net	R$ (6,775,980)	R$ (1,818,941)
Devaluation , real to US $	40.00%